Prudential Investment Portfolios, Inc. 10

Prudential Mid-Cap Value Fund

Supplement dated June 12, 2014 to the

Currently Effective Prospectus, Summary Prospectus and Statement of Additional Information (SAI)

Effective as of July 1, 2014, the Fund’s existing contractual cap on Fund expenses will be lowered, and the Fund’s contractual management fee rate will also be lowered. To reflect these changes, the Fund’s Prospectus, Summary Prospectus, and SAI, as applicable, are hereby changed as follows, effective as of July 1, 2014:

1.	In the Prospectus and Summary Prospectus section entitled Fund Summary—Fund Fees and Expenses, the Annual Fund Operating Expenses are deleted and replaced with the following new table:

Annual Fund Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class Q	Class Z
Management fees	0.83%	0.83%	0.83%	0.83%	0.83%
+ Distribution and service (12b-1) fees	0.30%	1.00%	1.00%	None	None
+ Other expenses	0.26%	0.26%	0.26%	0.12%	0.26%
= Total annual Fund operating expenses	1.39%	2.09%	2.09%	0.95%	1.09%
- Fee waiver or expense reimbursement	(0.20%)	(0.15%)	(0.15%)	(0.15%)	(0.15%)
= Net annual Fund operating expenses	1.19%	1.94%	1.94%	0.80%	0.94%

° For the period ending February 28, 2015, the distributor of the Fund has contractually agreed to reduce its distribution and service (12b-1) fees for Class A shares to 0.25% of the average daily net assets of the Class A shares. This waiver may not be terminated by the distributor prior to February 28, 2015 without the prior approval of the Fund’s Board of Directors.

° For the period ending February 28, 2015, the manager of the Fund has contractually agreed to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, transfer agent fees, and extraordinary and certain other expenses, including taxes, interest and brokerage commissions) of each class of shares to 0.80% of the Fund's average daily net assets. This expense cap may not be terminated prior to February 28, 2015 without the prior approval of the Fund’s Board of Directors.

2.	In the Prospectus and Summary Prospectus section entitled Fund Summary—Fund Fees and Expenses, the Example is deleted and replaced with the following new table:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$665	$947	$1,251	$2,110	$665	$947	$1,251	$2,110
Class B	$697	$940	$1,210	$2,146	$197	$640	$1,110	$2,146
Class C	$297	$640	$1,110	$2,409	$197	$640	$1,110	$2,409
Class Q	$82	$288	$511	$1,153	$82	$288	$511	$1,153
Class Z	$96	$332	$586	$1,315	$96	$332	$586	$1,315